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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    United States Steel and Carnegie Pension Fund, Inc.
Address: 350 Park Avenue - 17th Floor
         New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Gary A. Glynn
Title: President
Phone: 212-826-8420

Signature, Place, and Date of Signing:


/s/ Gary A. Glynn      New York, NY      May 11, 2011
-------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $5,482,540

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            Form 13F, List of Securities Pursuant to Section 13(F)
                     of the Security Exchange Act of 1934

                                                                                SHARES OR   SHARES     SHARES
                                                                   MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                         TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                         -------------- ------------ ------------ --------- ---------- -----------
ABB Ltd-Spon ADR......................                 000375204      38,104    1,575,207 1,575,207   1,575,207
Abbott Laboratories...................                 002824100     125,671    2,562,100 2,562,100   2,562,100
Altria Group Inc......................                 02209S103      57,768    2,219,296 2,219,296   2,219,296
Ametek Inc............................                 031100100      95,417    2,175,000 2,175,000   2,175,000
Amgen Inc.............................                 031162100      87,410    1,635,366 1,635,366   1,635,366
Amphenol Corp.........................                 032095101     103,937    1,910,950 1,910,950   1,910,950
BB&T Corp.............................                 054937107      39,325    1,432,600 1,432,600   1,432,600
Bank of New York Mellon Corp..........                 064058100      94,978    3,179,696 3,179,696   3,179,696
Boeing Co.............................                 097023105      85,149    1,151,746 1,151,746   1,151,746
Broadridge Financial Solutions........                 11133T103      76,204    3,358,485 3,358,485   3,358,485
Caterpillar...........................                 149123101      99,102      890,000   890,000     890,000
Coca Cola Co..........................                 191216100      69,504    1,047,700 1,047,700   1,047,700
Comcast Corp Cl A Special Non-Voting..                 20030N200     102,017    4,393,500 4,393,500   4,393,500
Disney Walt Co........................                 254687106     107,129    2,486,170 2,486,170   2,486,170
Direct TV - Class A...................                 25490A101     124,396    2,658,040 2,658,040   2,658,040
DuPont E.I. de Nemours................                 263534109      61,566    1,120,000 1,120,000   1,120,000
Ecolab................................                 278865100      76,530    1,500,000 1,500,000   1,500,000
Exxon Mobil Corp......................                 30231G102     239,397    2,845,558 2,845,558   2,845,558
General Electric Co...................                 369604103     104,297    5,201,824 5,201,824   5,201,824
Glaxosmithkline Spnsrd ADR............                 37733W105      40,884    1,064,400 1,064,400   1,064,400
Hansen Natural Corp...................                 411310105      27,169      451,089   451,089     451,089
Hewlett-Packard Co....................                 428236103      89,857    2,193,250 2,193,250   2,193,250
Illinois Tool Works Inc...............                 452308109      61,128    1,137,900 1,137,900   1,137,900
Intel Corp............................                 458140100      75,615    3,747,003 3,747,003   3,747,003
International Business Machs..........                 459200101     163,401    1,002,028 1,002,028   1,002,028
International Paper Co................                 460146103      95,607    3,167,900 3,167,900   3,167,900
Johnson & Johnson.....................                 478160104     148,877    2,512,700 2,512,700   2,512,700
Liberty Global Inc....................                 530555101      75,115    1,813,938 1,813,938   1,813,938
Liberty Interactive Series A..........                 53071M104     108,313    6,752,704 6,752,704   6,752,704
Liberty Capital Series A..............                 53071M302      29,750      403,824   403,824     403,824
Liberty Media-Starz...................                 53071M708      16,046      206,775   206,775     206,775
Mccormick & Co Inc Com Non Vtg........                 579780206      75,880    1,586,460 1,586,460   1,586,460
Mcdonald`s Corp.......................                 580135101      76,175    1,001,119 1,001,119   1,001,119
Merck & Co Inc........................                 58933Y105      54,138    1,640,036 1,640,036   1,640,036
Microsoft Corp........................                 594918104     164,052    6,461,270 6,461,270   6,461,270
Molson Coors Brewing Company..........                 60871R209      24,805      529,000   529,000     529,000
Nike Inc..............................                 654106103      91,597    1,210,000 1,210,000   1,210,000
Nokia Corp-Spon ADR...................                 654902204      50,947    5,986,700 5,986,700   5,986,700
Novartis ADR..........................                 66987V109     110,890    2,040,300 2,040,300   2,040,300
Pepsico Inc...........................                 713448108     109,688    1,702,966 1,702,966   1,702,966
Pfizer Inc............................                 717081103      86,101    4,239,361 4,239,361   4,239,361
Philip Morris.........................                 718172109     105,520    1,607,796 1,607,796   1,607,796
Praxair...............................                 74005P104      93,868      923,900   923,900     923,900
Procter & Gamble Co...................                 742718109     118,810    1,928,728 1,928,728   1,928,728
Royal Dutch Shell Spnsrd ADR..........                 780259206     192,477    2,641,737 2,641,737   2,641,737
SPDR Trust Series 1...................                 78462F103     147,832    1,114,957 1,114,957   1,114,957
Schlumberger Ltd......................                 806857108     164,921    1,768,398 1,768,398   1,768,398
Spectra Energy Corp...................                 847560109      93,386    3,435,850 3,435,850   3,435,850
Staples Inc...........................                 855030102     111,180    5,725,000 5,725,000   5,725,000
State Street Corp.....................                 857477103     136,060    3,027,600 3,027,600   3,027,600
Texas Instruments Inc.................                 882508104      36,136    1,045,600 1,045,600   1,045,600
US Bancorp............................                 902973304      60,606    2,293,067 2,293,067   2,293,067
UnitedHealth Group Inc................                 91324P102     145,675    3,222,900 3,222,900   3,222,900
Valmont Industries....................                 920253101      34,964      335,000   335,000     335,000

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
                                                                                 SHARES OR   SHARES     SHARES
                                                                    MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                          TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                          -------------- ------------ ------------ --------- ---------- -----------
Wal-Mart Stores Inc....................                 931142103       38,947     748,253   748,253     748,253
Walgreen Co............................                 931422109      169,551   4,224,000 4,224,000   4,224,000
Weingarten Realty Investors............                 948741103      133,740   5,336,801 5,336,801   5,336,801
Wells Fargo & Co.......................                 949746101      134,931   4,255,160 4,255,160   4,255,160
  TOTAL MARKET VALUE - PENSION PLAN
  SECURITIES...........................                        58    5,482,540